UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments • March 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE†	DATE*	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (76.0%)
$10,405	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	2.27%	04/07/08	$10,405,000
2,000	Dutchess County Industrial Development Agency, Marist College Ser 2000 A	2.10	04/07/08	2,000,000
9,650	Jay Street Development Corporation, NY, Fiscal 2001 Ser A-1	3.34	04/07/08	9,650,000
1,075	Jay Street Development Corporation, NY, Fiscal 2004 Ser A-4	1.25	04/01/08	1,075,000
1,000	Long Island Power Authority, NY, Electric System Ser 2 Subser 2B	1.25	04/01/08	1,000,000
	Metropolitan Transportation Authority,
10,400	Ser 2002 Subser D-1 (FSA Insd)	1.90	04/07/08	10,400,000
1,165	Transit Facilities Ser 1999 A MERLOTs 2000 Ser F (FGIC Insd)	4.00	04/07/08	1,165,000
2,150	Nassau County Industrial Development Agency, NY, 1999 Cold Spring Harbor Laboratory	1.15	04/01/08	2,150,000
1,895	Nassau County Interim Finance Authority, Sales Tax Ser 2002 B (FSA Insd)	2.15	04/07/08	1,895,000
2,170	Nassau County, NY, Ser 2007 B	1.75	04/07/08	2,170,000
	New York City Industrial Development Agency,
2,300	123 Washington LLC Ser 2007	3.45	04/07/08	2,300,000
1,775	Auditory & Oral School Ser 2006	2.27	04/07/08	1,775,000
2,900	Brooklyn United Methodist Church Home Civic Facility Ser 2000	2.10	04/07/08	2,900,000
1,800	FC Hanson Office Associates LLC Ser 2004	3.39	04/07/08	1,800,000
2,000	Jewish Board of Family & Children’s Services Ser 2000	2.24	04/07/08	2,000,000
5,790	MSMC Realty Corp Ser 2001	1.93	04/07/08	5,790,000
5,600	One Bryant Park LLC Ser 2004 A	2.10	04/07/08	5,600,000
2,200	One Bryant Park LLC Ser 2004 B	1.15	04/01/08	2,200,000
	New York City Municipal Water Finance Authority,
1,400	Fiscal 2005 Ser C P-FLOATs PT-2616 (MBIA Insd)	2.02	04/07/08	1,400,000
10,500	Second General Fiscal 2008 Ser BB	2.05	04/07/08	10,500,000
5,000	NY, Water & Sewer System Fiscal 2008 Ser B-1	1.80	04/07/08	5,000,000
10,700	NY, Water & Sewer System Fiscal 2008 Ser B-3	1.30	04/01/08	10,700,000
1,500	New York City Transitional Finance Authority, NY,	1.22	04/01/08	1,500,000
	Recovery Fiscal 2003 Ser 2 Subser 2 F
	New York State Dormitory Authority,
8,900	Mental Health Services Facilities Ser 2003D-2A (MBIA Insd)	1.90	04/07/08	8,900,000
7,000	New York City Court Facilities Ser 2005 B	1.90	04/07/08	7,000,000
2,000	Park Ridge Hospital Ser 2005	2.21	04/07/08	2,000,000
890	Personal Income Tax Ser 2006 C PUTTERs Ser 2240	2.29	04/07/08	890,000
450	The Metropolitan Museum of Art Ser A	1.50	04/07/08	450,000
	New York State Housing Finance Agency,
4,400	88 Leonard Street Housing Ser 2005 A	3.25	04/07/08	4,400,000
1,000	State Personal Income Tax Economic Development & Housing Ser 2005 C (FGIC Insd)	2.01	04/07/08	1,000,000

10,000	New York State, Environmental Quality Ser 1986 G	3.20	05/15/08	10,000,000
7,095	New York State Local Government Assistance Corporation, Ser 1994 B	2.23	04/07/08	7,095,000
9,200	New York State, Ser 2000 A	3.20	05/15/08	9,200,000
7,700	New York, NY, Fiscal 2008 Subser D-4	2.16	04/07/08	7,700,000
5,000	Niagara County Industrial Development Agency, Civic Facility Student Housing Village Corp Ser 2007 A	2.19	04/07/08	5,000,000
8,470	Oneida County Industrial Development Agency, Mohawk Valley Community College Dormitory Corporation Ser 2004 A	2.27	04/07/08	8,470,000
1,000	Onondaga County Industrial Development Agency, Crouse Health Hospital Ser 2007 A	2.22	04/07/08	1,000,000
	Ontario County Industrial Development Agency,
1,025	CHF-Finger Lakes LLC Civic Facility Ser 2006 A	1.19	04/07/08	1,025,000
3,000	Frederick Ferris Thompson Hospital Civic Facility Ser 2003 B	2.24	04/07/08	3,000,000
	Puttable Floating Option Tax-Exempts Receipts,
1,800	New York State Dormitory Authority Interfaith Medical Center P-FLOATs MT-409	2.20	04/07/08	1,800,000
2,000	St Lawrence County Industrial Development Agency, Claxton-Hepburn Medical Center Ser 2006	2.22	04/07/08	2,000,000
10,500	Suffolk County Industrial Development Agency, St Anthony’s High School Civic Facility Ser 2006	1.97	04/07/08	10,500,000
	Tompkins County Industrial Development Agency, Tompkins Cortland Community
2,325	College Foundation Inc Ser 2001 A	2.30	04/07/08	2,325,000
7,900	College Foundation Inc Ser 2001 A	2.30	04/07/08	7,900,000
	Triborough Bridge & Tunnel Authority,
1,200	Series 2005 B-2	1.98	04/07/08	1,200,000
5,300	Series 2005 B-3	2.02	04/07/08	5,300,000
1,600	Series 2005 B-4	2.05	04/07/08	1,600,000
3,700	Series 2002 F	1.98	04/07/08	3,700,000
7,800	Ulster County Industrial Development Agency, Kingston Regional Senior Living Corp - Woodland Pond at New Paltz Ser 2007 C	1.97	04/07/08	7,800,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations
	(Cost $216,630,000)			216,630,000
		Coupon Rate	Maturity Date
	U.S. Government Agency - Discount Note (10.6%)
30,300	Federal Home Loan Banks (Cost $30,299,575)	1.50-1.70	04/01/08-04/04/08	30,299,575

NUMBER OF
SHARES (000)
	Investment Company (3.3%)
9,400	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class (Cost $9,400,000)			9,400,000

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE
	New York Tax-Exempt Commercial Paper (2.5%)
7,000	New York State Power Authority, Ser 1 (Cost $7,000,000)	2.45	04/03/08	3.43	7,000,000

	New York Tax-Exempt Short-Term Municipal Notes and Bonds (4.3%)
2,010	Freeport, Ser 2007 D BANs, dtd 10/25/07	4.00	05/09/08	3.50	2,011,024
5,000	Nassau County, Ser 2007 B TANs, dtd 12/11/07	3.75	10/31/08	3.05	5,019,825
1,000	Syracuse, Ser 2007 A RANs, dtd 09/12/07	4.50	06/30/08	3.75	1,001,794
2,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Ser 2007 RANs, dtd 09/10/07	4.25	06/30/08	3.88	2,001,769
2,400	Westhampton Beach Union Free School District, Ser 2007-2008 TANs, dtd 10/30/07	4.00	06/30/08	3.39	2,403,514
	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $12,437,927)				12,437,927

	Total Investments (Cost $275,767,502) (a)			96.7%	275,767,502

	Other Assets in Excess of Liabilities			3.3	9,280,263

	Net Assets			100.0%	$285,047,765

BANs	Bond Anticipation Notes.
RANs	Revenue Anticipation Notes.
MERLOTs	Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
TANs	Tax Anticipation Notes.
†	Rate shown is the rate in effect at March 31, 2008.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using

		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$275,767,502	$9,400,000	$266,367,502	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008